Long-term debts - Additional Information (Details) - Zhejiang Shaoxing Ruifeng Rural Commercial Bank [Member] - CNY (¥)		12 Months Ended
	Aug. 11, 2022	Dec. 31, 2022
Line of Credit Facility [Line Items]
Line of credit, maximum borrowing capacity	¥ 100,000,000
Expiration period of credit agreement	Jul. 25, 2030
Amount borrowed		¥ 17,093,316
Repayments of credit facilities		¥ 140,000
Debt instrument, interest rate, stated percentage		5.40%
Repayment dates		September 20, 2022 to July 25, 2030